Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair value of the company financial instruments and other non financial assets

		December 31, 2011		December 31, 2010
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level (1)	$	$	$	$
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,200,063	1,200,063	1,377,399	1,377,399
Derivative instruments (note 15)
Interest rate swap agreements (2)	Level 2	(707,437)	(707,437)	(557,991)	(557,991)
Interest rate swap agreements (2)	Level 2	159,603	159,603	66,869	66,869
Cross currency interest swap agreement	Level 2	2,677	2,677	4,233	4,233
Foreign currency contracts	Level 2	(4,362)	(4,362)	11,375	11,375
Foinaven embedded derivative	Level 2	3,385	3,385	(3,500)	(3,500)
Non-recurring
Vessels and equipment (3)	Level 2	118,682	118,682	—	—
Equity accounted investments (4)	Level 3	9,623	9,623	—	—
Vessels held for sale	Level 2	19,000	19,000	—	—
Other
Investment in term loans (note 4)		189,666	190,939	116,014	120,837
Loans to equity accounted investees and joint venture partners		85,248	85,248	32,750	32,750
Loans from equity accounted investees		—	—	(59)	(59)
Long-term debt		(5,444,373)	(5,072,214)	(4,432,064)	(4,192,646)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Company’s interest rate swap agreements at December 31, 2011 includes $24.5 million (December 31, 2010—$31.0 million) of net accrued interest which is recorded in accrued liabilities on the consolidated balance sheet.
(3)	The fair value measurement used to determine the impairment of the vessels was calculated based upon the estimated sales price of the vessel or the estimated scrap value of the respective vessels.
(4)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.

There are no other non-financial assets or non-financial liabilities carried at fair value as at December 31, 2011 and December 31, 2010.